Income taxes (Details) - Schedule of components of net deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryovers	$ 35,596,006	$ 16,781,509
Accruals, deferrals and reserves	2,418,008	830,822
Operating lease liabilities	13,599,071	9,404,234
Stock compensation	196,079	79,245
Credits	8,795,895	7,412,025
Gross deferred tax assets	60,605,059	34,507,834
Valuation allowance	(45,616,779)	(26,381,606)
Gross deferred tax assets after valuation allowance	14,988,280	8,126,228
Deferred tax liabilities:
Fixed assets and intangibles	(2,930,512)	(2,359,601)
Operating lease right-of-use assets	(12,057,768)	(5,766,628)
Gross deferred tax liabilities	(14,988,280)	(8,126,228)
Net deferred tax assets